PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of Principal Subsidiaries

			Percentage
			of direct
			or indirect
		Date of	ownership
	Place of	incorporation or	by the
Subsidiaries	incorporation	acquisition	Company	Principal activities
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Biopharma Co., Ltd. (“I-Mab Shanghai”)	PRC	August 24, 2016	100%	Research and development of innovative medicines
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	PRC	July 15, 2017	100%	Research and development of innovative medicines
I-Mab Biopharma US Ltd.	U.S.	February 28, 2018	100%	Research and development of innovative medicines
Zhejiang Tianli Pharmaceutical Sales Co., Ltd.	PRC	September 29,2021	100%	Sales and distribution of medicine products